Marilyn Feuer
                                                          Special Counsel
                                                          Phone 212-715-9149
                                                          Fax 212-715-8000
                                                          MFeuer@KRAMERLEVIN.com



                                          June 23, 2005


VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Securitites and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

            Re:   Deep Field Technologies, Inc.
                  Form SB-2
                  SEC File No. 333-120506
                  -----------------------------

Ladies and Gentlemen:

      On behalf of our client, Deep Field Technologies, Inc. (the "Company"), we attach herewith for filing with the Securities and Exchange Commission (the "Commission") via EDGAR, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Rule 101(a) of Regulation S-T, Amendment No. 3 to the Company's Registration Statement on Form SB-2.

      We are also filing a Memorandum of Compliance in response to the comments from the staff of the Commission, with respect to the Registration Statement on Form SB-2 which was filed via EDGAR with the Commission on November 15, 2004 and Amendment No. 2 thereto which was filed on April 14, 2005. Amendment No. 3 to the Registration Statement on Form SB-2 contains changes made in response to such comments, as well as other updates and minor changes.

      In addition, we are sending courtesy copies of the registration statement under separate cover to the persons copied below.

      If you have any questions, please call the undersigned at (212) 715-9149 or Scott S. Rosenblum at (212) 715-9411.


                                    Sincerely,


                                    /s/ Marilyn Feuer
                                    -----------------------
                                    Marilyn Feuer


MF:ts

cc:   Mark P. Shumann, Esq.
      Daniel Lee, Esq.
      Barbara Jacobs, Esq.
      Maureen Bauer
      Tia Jenkins
      Jerry Mahoney
      Scott S. Rosenblum, Esq.